Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Bank Borrowings
Schedule of bank borrowings

	December 31,
	2020	2019

	(in US$’000)
Non-current	26,861	26,818

Schedule of maturities of bank borrowings

	December 31,
	2020	2019

	(in US$’000)
Not later than 1 year	—	—
Between 1 to 2 years	26,923	—
Between 2 to 3 years	—	26,923
	26,923	26,923